Non-Controlling Interests - Movement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Balance at beginning of the year	€ 4,696,604	€ 3,633,965	€ 3,727,978
Profit/(loss) for the year	648,644	594,406	661,314
Balance at end of the year	6,845,768	4,696,604	3,633,965
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	471,050	4,886	6,497
Profit/(loss) for the year	23,498	(2,236)	(1,386)
Additions		(2,236)
Additions	1,534,045
Disposals	(9)	(914)
Business combinations/ Additions to consolidated Group		469,881
Capital increases	6,642
Translation differences	11,921	(567)
Balance at end of the year	2,023,649	471,050	4,886
Grifols (Thailand) Ltd | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	3,935	3,579
Profit/(loss) for the year	193	193
Disposals		(43)
Translation differences	421	206
Balance at end of the year	4,549	3,935	3,579
Grifols Malaysia Sdn Bhd | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,735	1,372
Profit/(loss) for the year	380	326
Translation differences	56	37
Balance at end of the year	2,171	1,735	1,372
Araclon Biotech, S.A | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(3,488)	(1,477)
Profit/(loss) for the year	(1,975)	(2,011)
Capital increases	5,892
Balance at end of the year	429	(3,488)	(1,477)
Progenika Biopharma, S.A. | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	9	880
Profit/(loss) for the year	0
Disposals	(9)	(871)
Balance at end of the year		9	880
VCN Bioscience, S.L. | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	140	421
Profit/(loss) for the year	(292)	(281)
Balance at end of the year	(152)	140	421
Kiro Grifols , S.L. | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(352)	111
Profit/(loss) for the year	(374)	(463)
Capital increases	750
Balance at end of the year	24	(352)	€ 111
Haema, AG | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	220,190
Profit/(loss) for the year	5,881
Business combinations/ Additions to consolidated Group		220,190
Balance at end of the year	226,071	220,190
Biotest US Corporation | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	248,881
Profit/(loss) for the year	19,685
Business combinations/ Additions to consolidated Group		249,691
Translation differences	11,444	(810)
Balance at end of the year	280,010	€ 248,881
Grifols Diagnostic Solutions, Inc. | Non-controlling interests
Disclosure of subsidiaries [line items]
Additions	1,510,547
Balance at end of the year	€ 1,510,547